Regulatory Assets and Liabilities - Schedule of Regulatory Assets and Liabilities (Details) - CAD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Regulatory Assets [Line Items]
Total regulatory assets	$ 3,111	$ 3,045
Less: current portion	(331)	(303)
Long-term regulatory assets	2,780	2,742
Regulatory Liabilities [Line Items]
Total regulatory liabilities	3,577	3,446
Less: current portion	(587)	(490)
Long-term regulatory liabilities	2,990	2,956
Deferred income taxes
Regulatory Liabilities [Line Items]
Total regulatory liabilities	1,522	1,484
Asset removal cost provision
Regulatory Liabilities [Line Items]
Total regulatory liabilities	1,135	1,095
Rate stabilization accounts
Regulatory Liabilities [Line Items]
Total regulatory liabilities	272	254
Return on equity refund liability
Regulatory Liabilities [Line Items]
Total regulatory liabilities	194	182
Renewable energy surcharge
Regulatory Liabilities [Line Items]
Total regulatory liabilities	76	66
Energy efficiency liability
Regulatory Liabilities [Line Items]
Total regulatory liabilities	67	82
Electric and gas moderator account
Regulatory Liabilities [Line Items]
Total regulatory liabilities	62	58
Employee future benefits
Regulatory Liabilities [Line Items]
Total regulatory liabilities	42	47
Other
Regulatory Liabilities [Line Items]
Total regulatory liabilities	207	178
Provision from income tax savings
Regulatory Liabilities [Line Items]
Total regulatory liabilities	29
Deferred income taxes
Regulatory Assets [Line Items]
Total regulatory assets	1,417	1,403
Employee future benefits
Regulatory Assets [Line Items]
Total regulatory assets	492	510
Deferred energy management costs
Regulatory Assets [Line Items]
Total regulatory assets	213	200
Deferred lease costs
Regulatory Assets [Line Items]
Total regulatory assets	107	104
Generation early retirement costs
Regulatory Assets [Line Items]
Total regulatory assets	103	105
Deferred operating overhead costs
Regulatory Assets [Line Items]
Total regulatory assets	97	91
Derivative instruments
Regulatory Assets [Line Items]
Total regulatory assets	89	87
Rate stabilization accounts
Regulatory Assets [Line Items]
Total regulatory assets	81	95
Manufactured gas plant site remediation deferral
Regulatory Assets [Line Items]
Total regulatory assets	77	75
Other
Regulatory Assets [Line Items]
Total regulatory assets	$ 435	$ 375